INCOME TAX - Income tax provision (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Federal
Current			$ 1,027,644	$ 791,758
Deferred			(187,264)	(274,031)
State
Change in valuation allowance			187,264	274,031
Income tax provision	$ 162,895	$ 605,128	$ 1,027,644	$ 791,758